Current and long-term debt - Ocean Yield lease financing (Details)	1 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Sep. 01, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				1
Borrowings				$ 1,436,224,000	$ 2,541,678,000
Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			7 years
Net debt to capitalization ratio			0.60
Consolidated tangible net worth			$ 1,000,000,000
Cumulative positive net income			25.00%
Borrowings, restrictive covenants, percent of new equity offerings						50.00%
Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				113	131
Vessels | Ocean Yield Lease Financing | STI Sanctity
Disclosure of detailed information about borrowings [line items]
Sale-leaseback transaction, purchase option price		$ 27,800,000
Vessels | Ocean Yield Lease Financing | STI Steadfast And STI Supreme
Disclosure of detailed information about borrowings [line items]
Sale-leaseback transaction, purchase option price	$ 27,800,000
LR2 | NPTI September Closing | Ocean Yield Lease Financing | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term			13 years
LR2 | NPTI September Closing | Ocean Yield Lease Financing | London Interbank Offered Rate (LIBOR) | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			5.40%
LR2 | NPTI September Closing | Vessels | Ocean Yield Lease Financing | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			4
Monthly payments | LR2 | NPTI September Closing | Ocean Yield Lease Financing | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 200,000
Monthly payment increase | LR2 | NPTI September Closing | Ocean Yield Lease Financing | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 300,000
Consolidated Liquidity Requirement - Scenario One | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount						$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel						500,000
Consolidated liquidity requirement per each chartered-in vessel						$ 250,000